UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.51%
Brazil - 2.93%
Banco do Brasil SA	270,854	$2,801,245
Banco Santander Brasil SA - ADR	546,100	3,331,210
Centrais Electricas Brasileiras SA - ADR	864,830	2,239,910
Tim Participacoes SA - ADR	201,534	5,288,252
		13,660,617
France - 16.57%
Carrefour SA	256,961	10,199,677
Compagnie De Saint - Gobain	126,856	6,988,154
GDF Suez	632,657	14,879,787
Orange SA	823,887	10,228,704
Renault SA	67,600	5,440,226
Sanofi	87,235	9,316,290
Suez Environnement S.A.	470,599	8,439,321
Total SA	191,384	11,747,091
		77,239,250
Germany - 2.88%
Daimler AG	81,400	7,064,285
Deutsche Telekom AG	368,500	6,349,351
		13,413,636
Ireland - 2.64%
CRH Plc	484,638	12,306,363
Italy - 7.85%
ENI SpA	436,215	10,540,591
Intesa Sanpaolo SpA	1,949,178	4,794,415
Intesa Sanpaolo SpA Savings Shares	4,288,712	8,604,405
Italcementi SpA Savings Shares	422,400	1,981,863
Telecom Italia SpA	4,166,774	4,154,943
Telecom Italia SpA Savings Shares	8,304,250	6,515,849
		36,592,066
Japan - 22.02%
Astellas Pharma, Inc.	55,900	3,314,134
Canon, Inc.	256,800	8,194,076
Dai Nippon Printing Co. Ltd.	359,400	3,817,606
Daiichi Sankyo Co. Ltd.	424,302	7,758,347
FUJIFILM Holdings Corp.	246,900	7,008,265
Honda Motor Co. Ltd.	154,400	6,373,189
Mitsubishi UFJ Financial Group, Inc.	911,700	6,053,138
MS&AD Insurance Group Holdings	209,999	5,644,558
Nippon Telegraph & Telephone Corp.	194,400	10,470,462
Nissan Motor Co. Ltd.	806,000	6,754,286
NKSJ Holdings, Inc.	396,000	11,022,112
Sumitomo Mitsui Trust Holdings, Inc.	1,121,000	5,931,452
Taisho Pharmaceutical Co. Ltd.	94,900	6,523,305
Takeda Pharmaceutical Co. Ltd.	104,800	4,806,657
Tokio Marine Holdings, Inc.	125,700	4,207,140
Toyota Motor Corp.	77,500	4,725,569
		102,604,296
Mexico - 2.57%
America Movil SAB de CV - ADR	329,498	7,700,368
Cemex SAB de CV - ADR (a)	359,928	4,257,948
		11,958,316
Netherlands - 5.40%
Aegon NV	746,234	7,071,735
Royal Ahold NV	489,052	8,788,856
Unilever NV	231,604	9,311,744

			25,172,335
Portugal - 0.74%
Portugal Telecom SGPS SA		793,200	3,453,144
Russia - 1.44%
Lukoil Co. - ADR (a)		106,003	6,690,909
Singapore - 1.02%
Flextronics International Ltd. (a)		610,800	4,745,916
South Korea - 2.80%
Hyundai Mobis Co. Ltd.		25,430	7,079,812
POSCO		19,241	5,987,077
			13,066,889
Spain - 1.05%
Telefonica SA		300,677	4,916,318
Sweden - 1.42%
LM Ericsson Telefon AB Class B		542,200	6,619,989
Switzerland - 3.50%
Swiss Re AG		64,220	5,920,343
TE Connectivity Ltd.		80,972	4,462,367
UBS AG		310,037	5,936,388
			16,319,098
United Kingdom - 15.68%
AstraZeneca Plc		180,255	10,694,034
Barclays Plc		1,625,636	7,350,971
BP Plc		2,006,708	16,262,672
GlaxoSmithKline Plc		337,220	9,009,716
HSBC Holdings Plc		609,115	6,684,555
J. Sainsbury Plc		791,400	4,789,756
Marks & Spencer Group Plc		955,919	6,864,383
Vodafone Group Plc		318,618	1,254,467
WM. Morrison Supermarkets Plc		2,352,911	10,185,368
			73,095,922
TOTAL COMMON STOCKS (Cost $391,718,010)			$421,855,064

PREFERRED STOCKS - 2.13%
Brazil - 2.13%
Petroleo Brasileiro SA		457,350	$6,718,472
Telefonica Brasil SA		167,963	3,228,249
TOTAL PREFERRED STOCKS (Cost $14,895,550)			$9,946,721

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 5.19%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/13), due 01/02/14, 0.00%
[Collateralized by $26,935,000 Freddie Mac Bond, 2.08%, 10/17/22,
(Market Value $24,682,737)] (proceeds $24,195,660).		$24,195,660	$24,195,660
TOTAL REPURCHASE AGREEMENTS (Cost $24,195,660)			$24,195,660

Total Investments (Cost $430,809,220) - 97.83%			$455,997,445
Other Assets in Excess of Liabilites - 2.17%			10,104,264
TOTAL NET ASSETS - 100.00%			$466,101,709

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes International Equity Fund
Schedule of Investments by Industry
December 31, 2013 (Unaudited)

COMMON STOCKS
Auto Components	1.52%
Automobiles	6.51%
Building Products	1.50%
Capital Markets	1.27%
Commercial Banks	9.77%
Commercial Services & Supplies	0.82%
Communications Equipment	1.42%
Construction Materials	3.98%
Diversified Telecommunication Services	9.89%
Electric Utilities	0.48%
Electronic Equipment, Instruments & Components	3.48%
Food & Staples Retailing	7.29%
Food Products	2.00%
Insurance	7.27%
Metals & Mining	1.28%
Multiline Retail	1.47%
Multi-Utilities	5.00%
Office Electronics	1.76%
Oil, Gas & Consumable Fuels	9.71%
Pharmaceuticals	11.03%
Wireless Telecommunication Services	3.06%
TOTAL COMMON STOCKS	90.51%
PREFERRED STOCKS
Diversified Telecommunication Services	0.69%
Oil, Gas & Consumable Fuels	1.44%
TOTAL PREFERRED STOCKS	2.13%
REPURCHASE AGREEMENTS	5.19%
TOTAL INVESTMENTS	97.83%
Other Assets in Excess of Liabilities	2.17%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.54%
Auto Components - 2.02%
Hyundai Mobis Co. Ltd.	3,200	$890,893
Automobiles - 4.37%
Honda Motor Co. Ltd.	12,900	532,475
Nissan Motor Co. Ltd.	98,100	822,079
Toyota Motor Corp.	9,300	567,068
		1,921,622
Beverages - 1.84%
Pepsico, Inc.	9,790	811,982
Building Products - 1.09%
Masco Corp.	21,000	478,170
Capital Markets - 3.10%
Bank Of New York Mellon Corp.	19,600	684,824
State Street Corp.	9,248	678,711
		1,363,535
Commercial Banks - 6.11%
Banco Santander Brasil SA - ADR	71,593	436,717
Intesa Sanpaolo SpA	77,256	190,027
Intesa Sanpaolo SpA Savings Shares	199,000	399,252
Mitsubishi UFJ Financial Group, Inc.	71,600	475,381
PNC Financial Services Group, Inc.	5,530	429,017
Wells Fargo & Co.	16,669	756,773
		2,687,167
Communications Equipment - 1.45%
LM Ericsson Telefon AB Class B	52,300	638,557
Computers & Peripherals - 2.53%
Western Digital Corp.	13,270	1,113,353
Construction Materials - 2.13%
CRH Plc	36,932	937,810
Diversified Financial Services - 3.81%
Bank of America Corp.	40,932	637,311
Citigroup, Inc.	19,906	1,037,302
		1,674,613
Diversified Telecommunication Services - 6.80%
Deutsche Telekom AG	36,667	631,782
Nippon Telegraph & Telephone Corp.	15,300	824,064
Orange SA	43,963	545,808
Telecom Italia SpA Savings Shares	875,400	686,874
Telefonica SA	18,452	301,706
		2,990,234
Electric Utilities - 0.97%
Exelon Corp.	15,620	427,832
Electronic Equipment, Instruments & Components - 3.34%
Corning, Inc.	48,190	858,746
TE Connectivity Ltd.	11,100	611,721
		1,470,467
Food & Staples Retailing - 5.13%
Carrefour SA	11,192	444,249
J. Sainsbury Plc	46,900	283,851
Royal Ahold NV	36,600	657,746
WM. Morrison Supermarkets Plc	201,500	872,261

		2,258,107
Food Products - 1.45%
Unilever NV	15,900	639,267
Hotels, Restaurants & Leisure - 1.37%
Genting Malaysia Berhad	450,200	602,712
Insurance - 5.96%
Aegon NV	51,739	490,308
MS&AD Insurance Group Holdings	17,700	475,758
NKSJ Holdings, Inc.	17,700	492,655
Swiss Re AG	7,800	719,070
Tokio Marine Holdings, Inc.	13,300	445,147
		2,622,938
Media - 1.56%
British Sky Broadcasting Group Plc	49,040	685,397
Multiline Retail - 1.23%
Marks & Spencer Group Plc	75,600	542,878
Multi-Utilities - 2.66%
GDF Suez	49,684	1,168,544
Office Electronics - 1.15%
Canon, Inc.	15,900	507,343
Oil, Gas & Consumable Fuels - 9.95%
BP Plc	137,811	1,116,842
Chesapeake Energy Corp.	30,170	818,814
ENI SpA	36,500	881,977
Lukoil Co. - ADR	8,700	549,144
Total SA	16,478	1,011,414
		4,378,191
Pharmaceuticals - 13.40%
Astellas Pharma, Inc.	7,300	432,794
AstraZeneca Plc	16,800	996,698
Daiichi Sankyo Co. Ltd.	34,300	627,174
Eli Lilly & Co.	12,600	642,600
GlaxoSmithKline Plc	24,000	641,223
Merck & Co., Inc.	13,599	680,630
Pfizer, Inc.	25,054	767,404
Sanofi	6,000	640,772
Takeda Pharmaceutical Co. Ltd.	10,200	467,823
		5,897,118
Semiconductors & Semiconductor Equipment - 2.99%
Intel Corp.	26,164	679,218
Samsung Electronics Co. Ltd.	490	638,493
		1,317,711
Software - 2.70%
Microsoft Corp.	31,700	1,186,531
Tobacco - 2.02%
Imperial Tobacco Group Plc	22,970	890,508
Wireless Telecommunication Services - 3.41%
America Movil SAB de CV - ADR	26,900	628,653
China Mobile Ltd.	45,000	468,735
Tim Participacoes SA - ADR	15,300	401,472
		1,498,860
TOTAL COMMON STOCKS (Cost $33,189,793)		$41,602,340

PREFERRED STOCKS - 1.44%
Oil, Gas & Consumable Fuels - 1.44%
Petroleo Brasileiro SA	43,190	$634,461
TOTAL PREFERRED STOCKS (Cost $610,713)		$634,461

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 3.28%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/13), due 01/02/2014, 0.00%
[Collateralized by $1,615,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $1,473,640)] (proceeds $1,441,588).		$1,441,588	$1,441,588
TOTAL REPURCHASE AGREEMENTS (Cost $1,441,588)			$1,441,588

Total Investments (Cost $35,242,094) - 99.26%			$43,678,389
Other Assets in Excess of Liabilites - 0.74%			327,729
TOTAL NET ASSETS - 100.00%			$44,006,118

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt

Brandes Global Equity Fund
Schedule of Investments Country
December 31, 2013 (Unaudited)

COMMON STOCKS
Brazil		1.90%
China		1.07%
France		8.66%
Germany		1.44%
Ireland		2.13%
Italy		4.90%
Japan		15.16%
Malaysia		1.37%
Mexico		1.43%
Netherlands		4.06%
Russia		1.25%
South Korea		3.48%
Spain		0.68%
Sweden		1.45%
Switzerland		3.02%
United Kingdom		13.70%
United States		28.84%
TOTAL COMMON STOCKS		94.54%
PREFERRED STOCKS
Brazil		1.44%
TOTAL PREFERRED STOCKS		1.44%
REPURCHASE AGREEMENTS		3.28%
TOTAL INVESTMENTS		99.26%
Other Assets in Excess of Liabilities		0.74%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Emerging Markets Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.57%
Austria - 2.73%
Erste Group Bank AG	451,608	$15,743,304
Brazil - 10.71%
Banco Bradesco SA	264,830	3,586,444
Banco do Brasil SA	781,750	8,085,069
Banco Santander Brasil SA - ADR	1,362,185	8,309,329
Centrais Electricas Brasileiras SA - ADR	1,541,535	3,992,576
Cia Paranaense de Energia	58,940	558,258
Embraer SA - ADR	525,954	16,925,200
Marfrig Alimentos SA (a)	4,043,132	6,854,944
Tim Participacoes SA - ADR	495,318	12,997,144
Viver Incorporadora e Construtora SA (a)	1,419,243	150,391
		61,459,355
China - 10.61%
Asiainfo-Linkage, Inc. (a)	414,995	4,963,340
Bosideng International Holdings Ltd.	55,556,000	10,470,684
Chaoda Modern Agriculture Holdings Ltd. (a)(c)	3,433,934	394,903
China Mobile Ltd	1,582,000	16,478,629
China Yuchai International Ltd.	159,770	3,334,400
Sinotrans Ltd.	12,170,350	4,605,610
Weiqiao Textile Co.	8,331,877	5,118,929
Xinhua Winshare Publishing and Media Co. Ltd.	3,279,450	1,807,187
Yingde Gases	13,123,000	13,767,147
		60,940,829
Cyprus - 0.31%
TCS Group Holding - GDR (a)	111,910	1,756,987
Czech Republic - 1.73%
Telefonica Czech Republic AS	670,300	9,956,948
Egypt - 0.87%
Eastern Tobacco Co.	298,145	4,977,272
Greece - 0.19%
Titan Cement Co. SA (a)	39,028	1,063,082
Hong Kong - 2.89%
Dickson Concepts International Ltd.	208,228	126,747
First Pacific Co. Ltd.	14,436,899	16,460,837
		16,587,584
Hungary - 1.01%
Magyar Telekom Telecommunications Plc	3,973,104	5,779,489
India - 7.04%
Indian Oil Corp. Ltd.	2,742,208	9,494,432
Reliance Infrastructure Ltd.	1,810,208	12,494,037
Tata Chemicals	1,913,738	8,511,106
United Phosphorus Ltd.	3,113,382	9,977,533
		40,477,108
Indonesia - 0.97%
PT XL Axiata Tbk	12,965,340	5,546,959
Israel - 0.09%
Syneron Medical Ltd. (a)	40,050	492,615
Luxembourg - 2.10%
Adecoagro SA (a)	688,241	5,567,870
Ternium SA - ADR (a)	206,690	6,469,397
		12,037,267
Malaysia - 0.82%
Genting Malaysia Berhad	3,533,700	4,730,798
Mexico - 4.41%
America Movil SAB de CV - ADR	518,690	12,121,785
Cemex SAB de CV - ADR (a)	957,139	11,322,955
Desarrolladora Homex S.A.B. de C.V. (a)	4,615,026	848,318
Urbi Desarrollos Urbanos SA de CV (a)(c)	13,687,865	1,084,785
		25,377,843

Pakistan - 0.97%
Nishat Mills Ltd.	4,559,160	5,514,592
Panama - 1.53%
Banco Latinoamericano de Comercio Exterior SA	314,457	8,811,085
Russia - 7.30%
Federal Hydrogenerating Co. JSC - ADR (a)	3,145,760	5,347,792
Gazprom OAO - ADR (a)	1,644,078	14,221,274
Lukoil Co. - ADR (a)	224,780	14,188,114
Sberbank of Russia - ADR (a)	646,570	8,127,385
		41,884,565
Singapore - 2.44%
Flextronics International Ltd. (a)	1,468,459	11,409,926
Haw Par Corp. Ltd.	411,410	2,637,431
		14,047,357
South Korea - 16.89%
Hana Financial Group, Inc.	236,690	9,862,246
Hyundai Mobis Co. Ltd.	42,990	11,968,586
KB Financial Group, Inc.	210,990	8,528,194
KB Financial Group, Inc. - ADR	25,337	1,026,402
Kia Motors Corp.	208,040	11,078,454
Lotte Chilsung Beverage Co. Ltd.	3,650	5,274,317
Lotte Confectionery Co. Ltd.	3,510	6,359,141
POSCO - ADR	18,868	1,471,704
POSCO	49,770	15,486,556
Samsung Electronics Co. Ltd.	12,266	15,983,179
Shinhan Financial Group Co. Ltd.	205,060	9,206,136
Shinhan Financial Group Co. Ltd. - ADR	14,558	665,301
		96,910,216
Taiwan - 1.16%
Compal Electronics, Inc.	8,687,000	6,661,226
Turkey - 4.80%
Aygaz AS	2,150,230	8,194,527
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,760,265	2,390,567
Turkiye Garanti Bankasi AS	2,673,260	8,665,466
Turkiye Vakiflar Bankasi Tao	4,659,800	8,292,735
		27,543,295
TOTAL COMMON STOCKS (Cost $477,054,167)		$468,299,776

PARTICIPATORY NOTES - 2.54%
Saudi Arabia - 2.54%
Etihad Etisalat Co. (a)(b)(c)	332,486	$7,589,264
Saudi Basic Industries Corp. (a)(b)(c)	234,530	6,981,412
TOTAL PARTICIPATORY NOTES (Cost $11,080,010)		$14,570,676

PREFERRED STOCKS - 8.73%
Argentina - 0.06%
Nortel Inversora SA - ADR (a)	16,356	$325,484
Brazil - 5.74%
Cia Paranaense de Energia, Class B - ADR	359,120	4,718,837
Petroleo Brasileiro SA - ADR	1,166,292	17,132,830
Telefonica Brasil SA - ADR	578,031	11,109,756
		32,961,423
Russia - 1.01%
Surgutneftegas OJSC - ADR (a)	745,100	5,781,976
South Korea - 1.92%
Hyundai Motor Co.	93,060	11,038,620
TOTAL PREFERRED STOCKS (Cost $51,342,402)		$50,107,503

REAL ESTATE INVESTMENT TRUSTS - 1.99%
Mexico - 1.99%
Fibra Uno Administracion SA de CV	853,832	$2,734,826
Macquarie Mexico Real Estate Management SA de CV	4,395,201	8,681,671
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,366,325)		$11,416,497

		Principal
		Amount	Value
	CONVERTIBLE BONDS - 0.24%
	Brazil - 0.24%
	Viver Incorporadora e Construtora SA 2.000%, 08/06/2016 (c)(d)	$3,299,971	$1,398,737
	TOTAL CONVERTIBLE BONDS (Cost $1,488,955)		$1,398,737

	REPURCHASE AGREEMENTS - 4.76%
	State Street Bank and Trust Repurchase Agreement, (Dated 12/31/13), due 01/02/14, 0.00%
	[Collateralized by $30,395,000 Freddie Mac Bond, 2.08%, 10/17/22,
	(Market Value $27,853,417)] (proceeds $27,306,284).	$27,306,284	$27,306,284
	TOTAL REPURCHASE AGREEMENTS (Cost $27,306,284)		$27,306,284

		Shares	Value
	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
	Northern Institutional Treasury Portfolio, 0.01%	2	$2
	TOTAL MONEY MARKET FUNDS (Cost $2)		$2

	Total Investments (Cost $577,638,145) - 99.83%		$573,099,475
	Other Assets in Excess of Liabilites - 0.17%		984,510
	TOTAL NET ASSETS - 100.00%		$574,083,985

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	Represents the underlying security of a participatory note with HSBC Bank Plc.
	Etihad Etisalat Co. and Saudi Basic Industries Corp. have maturity dates of
	March 30, 2015 and February 23, 2015, respectively. See Note 4 of the Notes to
	Schedule of Investments.
(c)	The prices for these securities were derived from an estimate of fair market value
	using methods approved by the Fund's Board of Trustees. These securities represent
	$17,449,101 or 3.04% of the Fund's net assets and are classified as Level 2 securities.
	See Note 2 in the Notes to Schedule of Investments.
(d)	Security was purchased exempt from registration in the U.S pursuant to Rule 144A
	of the Securities Act of 1933 (the "Act") or was acquired in a private placement,
	and, unless registered under the Act, may only be sold to "qualified institutional buyers"
	(as defined in the Act) or pursuant to another exemption from registration. The
	market values of these securities total $1,398,737 which represents 0.24% of
	total net assets.

Brandes Emerging Markets Fund
Schedule of Investments by Industry
December 31, 2013 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.95%
Air Freight & Logistics	0.80%
Auto Components	2.08%
Automobiles	1.93%
Beverages	0.92%
Chemicals	5.62%
Commercial Banks	17.54%
Computers & Peripherals	1.16%
Construction Materials	2.16%
Distributors	0.31%
Diversified Financial Services	2.87%
Diversified Telecommunication Services	3.71%
Electric Utilities	3.90%
Electronic Equipment, Instruments & Components	1.99%
Food Products	3.34%
Gas Utilities	1.43%
Health Care Equipment & Supplies	0.09%
Health Care Providers & Services	0.42%
Hotels, Restaurants & Leisure	0.82%
Household Durables	0.36%
Machinery	0.58%
Metals & Mining	4.08%
Oil, Gas & Consumable Fuels	6.60%
Pharmaceuticals	0.46%
Semiconductors & Semiconductor Equipment	2.78%
Software	0.86%
Specialty Retail	0.02%
Textiles, Apparel & Luxury Goods	3.68%
Tobacco	0.87%
Wireless Telecommunication Services	7.24%
TOTAL COMMON STOCKS	81.57%
PARTICIPATORY NOTES
Chemicals	1.22%
Wireless Telecommunication Services	1.32%
TOTAL PARTICIPATORY NOTES	2.54%
PREFERRED STOCKS
Automobiles	1.92%
Diversified Telecommunication Services	1.99%
Electric Utilities	0.82%
Oil, Gas & Consumable Fuels	4.00%
TOTAL PREFERRED STOCKS	8.73%
REAL ESTATE INVESTMENT TRUST	1.99%
CONVERTIBLE BONDS
Household Durables	0.24%
TOTAL CONVERTIBLE BONDS	0.24%
REPURCHASE AGREEMENTS	4.76%
TOTAL INVESTMENTS	99.83%
Other Assets in Excess of Liabilities	0.17%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.78%
Australia - 0.02%
Australian Vintage Ltd.	88,243	$34,668
Brazil - 0.84%
Marfrig Alimentos SA (a)	680,500	1,153,757
Viver Incorporadora e Construtora SA (a)	1,815,154	192,344
		1,346,101
Canada - 7.26%
Celestica, Inc. (a)	236,960	2,464,384
Dorel Industries, Inc. (a)	128,840	4,907,382
E-L Financial Corp. Ltd. (a)	3,184	2,203,097
Sierra Wireless, Inc. (a)	82,843	2,002,315
		11,577,178
China - 2.35%
China Yuchai International Ltd.	69,390	1,448,169
Weiqiao Textile Co.	3,741,000	2,298,392
		3,746,561
Denmark - 1.52%
H. Lundbeck A/S	95,750	2,419,022
Egypt - 1.14%
Eastern Tobacco Co.	108,645	1,813,734
France - 4.61%
Bongrain SA	44,084	3,414,402
Ciments Francais SA	31,350	2,384,567
Teleperformance SA	25,338	1,545,325
		7,344,294
Greece - 1.99%
Sarantis SA (a)	355,151	3,175,790
Hong Kong - 3.29%
APT Satellite Holdings Ltd. (a)	1,257,500	1,491,946
Dickson Concepts International Ltd.	2,324,000	1,414,606
First Pacific Co. Ltd.	2,049,600	2,336,938
		5,243,490
Hungary - 1.60%
Magyar Telekom Telecommunications Plc	1,750,380	2,546,196
India - 3.79%
Nava Bharat Ventures Ltd.	151,982	417,702
NIIT Technologies Ltd. (a)	348,710	2,038,291
Reliance Infrastructure Ltd.	520,620	3,593,314
		6,049,307
Israel - 2.06%
Syneron Medical Ltd. (a)	267,710	3,292,833
Italy - 3.96%
Iren Spa	2,172,458	3,331,870
Italcementi SpA Savings Shares	496,890	2,331,363
Italmobiliare SpA (a)	4,590	155,021
Natuzzi SpA - ADR (a)	192,186	497,762
		6,316,016

Japan - 25.64%
Alpine Electronics, Inc.	127,900	1,792,335
Chudenko Corp.	88,800	1,613,461
Fuji Machine Manufacturing Co. Ltd.	548,400	4,549,292
Futaba Corp.	121,000	1,580,469
Hibiya Engineering Ltd.	215,600	2,646,748
Hosiden Corp.	291,650	1,577,190
Makita Corp.	15,100	794,149
Noritsu Koki Co. Ltd.	386,900	2,443,521
Okinawa Cellular Telephone Co.	103,000	2,696,919
Otsuka Kagu Ltd.	147,200	1,434,120
San-A Co. Ltd.	83,100	2,272,086
Sanki Engineering Co. Ltd.	308,000	1,935,636
Tachi-s Co. Ltd.	101,700	1,407,879
Tenma Corporation	166,500	2,609,550
Torii Pharmaceutical Co. Ltd.	80,400	2,360,464
TSI Holdings Co. Ltd.	248,700	1,665,357
Tsutsumi Jewelry Co. Ltd.	101,100	2,352,190
Yamaha Corp.	128,900	2,049,312
Yamaha Motor Co. Ltd.	101,900	1,532,004
Yodogawa Steel Works Ltd.	366,000	1,576,844
		40,889,526
Mexico - 3.46%
Consorcio ARA S.A.B. de C.V. (a)	12,065,174	4,722,019
Desarrolladora Homex S.A.B. de C.V. (a)	1,671,404	307,232
Urbi Desarrollos Urbanos SA de CV (a)(b)	6,089,400	482,594
		5,511,845
Panama - 1.23%
Banco Latinoamericano de Comercio Exterior SA	70,199	1,966,976
Singapore - 3.93%
Flextronics International Ltd. (a)	326,300	2,535,351
Haw Par Corp. Ltd.	533,100	3,417,551
HTL International Holdings Ltd.	1,293,000	312,505
		6,265,407
South Korea - 3.39%
Lotte Chilsung Beverage Co. Ltd.	2,690	3,887,099
Samchully Co. Ltd.	12,580	1,513,868
		5,400,967
Switzerland - 5.21%
Lonza Group AG	21,890	2,080,276
Micronas Semiconductor Holding AG	436,379	3,436,481
Panalpina Welttransport Holding AG	16,675	2,795,597
		8,312,354
Turkey - 1.34%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,458,523	2,129,239
United Kingdom - 9.15%
Chime Communications Plc	742,833	4,145,438
Clarkson Plc	53,270	1,765,140
Debenhams Plc	1,744,607	2,113,411
LSL Property Services Plc	231,518	1,686,890
Mcbride Plc (a)	1,975,690	3,263,481
Spirent Communications Plc (a)	939,440	1,619,949
		14,594,309
TOTAL COMMON STOCKS (Cost $121,156,563)		$139,975,813

	PREFERRED STOCKS - 1.68%
	Argentina - 0.29%
	Nortel Inversora SA (a)	22,889	$455,491
	Italy - 1.39%
	Italmobiliare SpA (a)	111,104	2,217,197
	TOTAL PREFERRED STOCKS (Cost $1,850,884)		$2,672,688

	REAL ESTATE INVESTMENT TRUSTS - 1.65%
	Mexico - 1.65%
	Macquarie Mexico Real Estate Management SA de CV	1,328,700	$2,624,530
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,368,598)		$2,624,530

		Principal
		Amount	Value
	CONVERTIBLE BONDS - 0.30%
	Brazil - 0.30%
	Viver Incorporadora e Construtora SA 2.000%, 08/06/2016 (b)(c)	$1,136,056	$481,533
	TOTAL CONVERTIBLE BONDS (Cost $512,591)		$481,533

	CORPORATE BONDS - 0.43%
	Mexico - 0.43%
	Urbi Desarrollos Urbanos SA de CV 8.500%, 04/19/2016	$3,377,000	$489,665
	Desarrolladora Homex S.A.B. de C.V. 7.500%, 09/28/2015 (d)	1,734,000	195,075
	TOTAL CORPORATE BONDS (Cost $1,928,949)		$684,740

	REPURCHASE AGREEMENTS - 10.58%
	State Street Bank and Trust Repurchase Agreement, (Dated 12/31/13), due 01/02/14, 0.00%
	[Collateralized by $18,800,000 Freddie Mac Bond, 2.08%, 10/17/22,
	(Market Value $17,227,973)] (proceeds $16,889,014).	$16,889,014	$16,889,014
	TOTAL REPURCHASE AGREEMENTS (Cost $16,889,014)		$16,889,014

	Total Investments (Cost $144,706,599) - 102.42%		$163,328,318
	Liabilities in Excess of Other Assets - (2.42)%		(3,859,915)
	TOTAL NET ASSETS - 100.00%		$159,468,403

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value
	using methods approved by the Fund's Board of Trustees. These securities represent
	$964,127 or 0.60% of the Fund's net assets and are classified as Level 2 securities.
	See Note 2 in the Notes to Schedule of Investments.
(c)	Security was purchased exempt from registration in the U.S pursuant to Rule 144A
	of the Securities Act of 1933 (the "Act") or was acquired in a private placement,
	and, unless registered under the Act, may only be sold to "qualified institutional buyers"
	(as defined in the Act) or pursuant to another exemption from registration. The
	market values of these securities total $481,533 which represents 0.30% of
	total net assets.
(d)	In Default.

Brandes International Small Cap Fund
Schedule of Investments by Industry
December 31, 2013 (Unaudited)

COMMON STOCKS
Air Freight & Logistics	1.75%
Auto Components	0.88%
Automobiles	0.96%
Beverages	2.46%
Chemicals	1.64%
Commercial Banks	1.23%
Communications Equipment	2.27%
Construction & Engineering	3.89%
Construction Materials	3.05%
Diversified Financial Services	1.47%
Diversified Telecommunication Services	2.54%
Electric Utilities	2.25%
Electrical Equipment	0.99%
Electronic Equipment, Instruments & Components	4.12%
Food & Staples Retailing	1.42%
Food Products	2.86%
Gas Utilities	0.95%
Health Care Equipment & Supplies	2.06%
Health Care Providers & Services	1.34%
Household Durables	8.29%
Household Products	2.05%
Industrial Conglomerates	0.26%
Insurance	1.38%
Leisure Equipment & Products	2.82%
Life Sciences Tools & Services	1.30%
Machinery	4.26%
Marine	1.11%
Media	2.60%
Metals & Mining	0.99%
Multiline Retail	1.33%
Multi-Utilities	2.09%
Personal Products	1.99%
Pharmaceuticals	5.14%
Professional Services	0.97%
Real Estate Management & Development	1.06%
Semiconductors & Semiconductor Equipment	2.15%
Software	1.28%
Specialty Retail	3.26%
Textiles, Apparel & Luxury Goods	2.49%
Tobacco	1.14%
Wireless Telecommunication Services	1.69%
TOTAL COMMON STOCKS	87.78%
PREFERRED STOCKS
Construction Materials	1.39%
Diversified Telecommunication Services	0.29%
TOTAL PREFERRED STOCKS	1.68%
REAL ESTATE INVESTMENT TRUSTS	1.65%

CONVERTIBLE BONDS
Household Durables	0.30%
TOTAL CONVERTIBLE BONDS	0.30%
CORPORATE BONDS
Household Durables	0.43%
TOTAL CORPORATE BONDS	0.43%
REPURCHASE AGREEMENTS	10.58%
TOTAL INVESTMENTS	102.42%
Liabilities in Excess of Other Assets	(2.42)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS ), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 5.56%
Fannie Mae Interest Only Strip - 0.30%
5.500%, 01/1/2036	$248,125	$45,537
6.000%, 06/1/2036	259,095	49,939
		95,476
Federal National Mortgage Association - 3.53%
Pool #MA0918, 4.000%, 12/1/2041	687,851	708,519
Pool #934124, 5.500%, 07/1/2038	164,306	180,349
Pool #254631, 5.000%, 02/1/2018	210,765	224,503
		1,113,371
Freddie Mac Mortgage - 1.73%
Pool #G0-6018, 6.500%, 04/1/2039	118,293	131,450
Pool #A9-3505, 4.500%, 08/1/2040	391,799	415,147
		546,597
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,713,117)		$1,755,444

OTHER MORTGAGE RELATED SECURITIES - 7.81%
Collateralized Mortgage Obligations - 2.06%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 2.615%, 01/25/2035	$652,635	$646,890
Series 2006-AR14, 5.777%, 10/25/2036	1,974	1,885
		648,775
Near Prime Mortgage - 5.44%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.660%, 10/25/2035	771,591	773,556
Bear Stearns Alt-A Trust
Series 2004-11, 0.845%, 11/25/2034	312,593	305,981
Series 2005-7, 0.705%, 08/25/2035	374,526	343,350
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.480%, 03/20/2036	44,702	35,465
Opteum Mortgage Acceptance Corp.
Series 2005-3, 0.455%, 07/25/2035	267,411	259,411
		1,717,763
Sub-Prime Mortgages - 0.31%
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.335%, 04/25/2036	104,608	98,576
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $2,121,220)		$2,465,114

US GOVERNMENTS - 37.01%
Sovereign - 37.01%
United States Treasury Bond
4.750%, 02/15/2037	$475,000	$546,473
United States Treasury Note
4.250%, 08/15/2014	405,000	415,315
4.500%, 02/15/2016	1,290,000	1,401,564
3.375%, 11/15/2019	3,640,000	3,915,275
2.000%, 11/15/2021	5,020,000	4,791,354
2.000%, 02/15/2023	655,000	607,615
TOTAL US GOVERNMENTS (Cost $12,073,900)		$11,677,596

	Shares	Value
COMMON STOCKS - 0.04%
Paper & Forest Products - 0.04%
Resolute Forest Products, Inc. (a)	691	$11,070
Semiconductors - 0.00%
MagnaChip Semiconductor Corp. (a)	22	429
TOTAL COMMON STOCKS (Cost $56,874)		$11,499

PREFERRED STOCKS - 1.23%
Banks & Thrifts - 0.67%
Ally Financial, Inc., 8.500%	7,800	$209,430
Technology Hardware & Equipment - 0.56%
Pitney Bowes International Holdings, Inc., 6.125% (b)	170	177,660
TOTAL PREFERRED STOCKS (Cost $354,420)		$387,090

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.15%
Student Loan - 4.15%
National Collegiate Student Loan Trust
Series A-4, 0.470%, 10/25/2033	$410,000	$218,293
SLM Student Loan Trust
Series 2004-B, 0.673%, 09/15/2033	300,000	246,307
Series 2005-A, 0.553%, 12/15/2038	400,000	330,720
Series 2006-A, 0.533%, 06/15/2039	275,000	233,737
Series 2007-A, 0.483%, 12/15/2041	350,000	280,015
TOTAL ASSET BACKED SECURITIES (Cost $1,355,020)		$1,309,072

CORPORATE BONDS - 42.07%
Advertising - 0.84%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$255,000	$265,519
Banks & Thrifts - 9.44%
Ally Financial, Inc.
6.750%, 12/1/2014	520,000	544,700
Citigroup, Inc.
6.125%, 11/21/2017	235,000	270,887
6.875%, 03/5/2038	76,000	93,457
Fifth Third Bancorp
8.250%, 03/1/2038	175,000	232,994
First Horizon National Corp.
5.375%, 12/15/2015	130,000	139,738
JP Morgan Chase & Co.
7.900%, Perpetual	770,000	848,925
National City Corp.
4.900%, 01/15/2015	235,000	245,662
Regions Financial Corp.
5.750%, 06/15/2015	435,000	463,503
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	115,000	140,066
		2,979,932
Building Materials - 3.18%
CRH America, Inc.
6.000%, 09/30/2016	160,000	178,740
Masco Corp.
6.125%, 10/3/2016	305,000	341,600

Mohawk Industries, Inc.
6.375%, 01/15/2016	135,000	147,825
Owens Corning
6.500%, 12/1/2016	80,000	88,775
USG Corp.
6.300%, 11/15/2016	230,000	246,675
		1,003,615
Commercial Services & Supplies - 0.52%
The ADT Corp.
3.500%, 07/15/2022	190,000	165,386
Diversified Financial Services - 2.32%
American International Group, Inc.
6.400%, 12/15/2020	400,000	472,744
Bank of America Corp.
3.750%, 07/12/2016	245,000	260,464
		733,208
Electric Utilities - 9.49%
Ameren Corp.
8.875%, 05/15/2014	300,000	308,603
Arizona Public Service Co.
8.750%, 03/1/2019	340,000	432,136
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	199,929
EDP Finance BV
4.900%, 10/1/2019 (b)	400,000	407,000
FirstEnergy Corp.
7.375%, 11/15/2031	430,000	467,231
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	420,000	466,725
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	314,689
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	31,650
7.000%, 09/1/2022	215,000	256,493
PPL Energy Supply LLC
6.500%, 05/1/2018	100,000	111,239
		2,995,695
Energy - 0.70%
Valero Energy Corp.
9.375%, 03/15/2019	170,000	219,093
Energy Equipment & Services - 1.07%
Transocean, Inc.
4.950%, 11/15/2015	315,000	337,441
Equipment - 0.12%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 04/19/2022	34,399	37,580
Food, Beverage & Tobacco - 1.35%
Altria Group, Inc.
9.700%, 11/10/2018	51,000	67,034
Pilgrims Pride Corp.
7.875%, 12/15/2018	130,000	141,700
Tyson Foods, Inc.
6.850%, 04/1/2016	195,000	217,670
		426,404
Forest Products & Paper - 0.82%
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (b)	235,000	257,325

Healthcare Providers & Services - 0.51%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	165,000	159,826
Homebuilders - 2.50%
Centex Corp.
6.500%, 05/1/2016	80,000	88,300
Lennar Corp.
5.600%, 05/31/2015	320,000	336,000
Toll Brothers Finance Corp.
5.150%, 05/15/2015	270,000	281,813
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)(d)	580,000	84,100
		790,213
Insurance - 2.17%
CNA Financial Corp.
7.350%, 11/15/2019	160,000	193,954
5.875%, 08/15/2020	110,000	125,403
ING US, Inc.
5.500%, 07/15/2022	235,000	255,561
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	101,000	109,094
		684,012
Media - 0.62%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	180,000	195,517
Metals & Mining - 0.45%
ArcelorMittal SA
6.000%, 03/1/2021	135,000	143,100
Oil & Gas - 3.17%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	484,618
Chesapeake Energy Corp.
6.625%, 08/15/2020	370,000	413,475
El Paso Corp.
7.000%, 06/15/2017	90,000	101,758
		999,851
Pharmaceutical - 0.61%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (b)	175,000	192,281
Retail - 0.94%
Marks & Spencer Plc
7.125%, 12/1/2037 (b)	285,000	296,282
Telecommunications - 0.75%
Telecom Italia Capital SA
6.999%, 06/4/2018	85,000	94,138
Telefonica Emisiones SAU
5.462%, 02/16/2021	135,000	142,444
		236,582
Utilities - 0.50%
Edison Mission Energy
7.000%, 05/15/2017 (d)	210,000	159,075
TOTAL CORPORATE BONDS (Cost $12,011,950)		$13,277,937

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97 (a)(c)	870	$406
TOTAL WARRANTS (Cost $8,747)		$406

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.80%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/13), due 01/02/14, 0.00%
[Collateralized by $990,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $903,346)] (proceeds $882,491).	$882,491	$882,491
TOTAL REPURCHASE AGREEMENTS (Cost $882,491)		$882,491

Total Investments (Cost $30,577,739) - 100.67%		$31,766,649
Liabilites in Excess of Other Assets - (0.67%)		(211,601)
TOTAL NET ASSETS - 100.00%		$31,555,048

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $1,881,373 which represents 5.96% of total net assets.
(c) The prices for these securities were derived from an estiamte of fair market value using methods approved by the Fund's Board of Trustees. These securities represent
$406 or 0.00% of the Fund's net assets and are classified as Level 2. See Note 2 in the Notes to Schedule of Investments.
(d) In default.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Credit Focus Yield Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.04%
Fannie Mae Interest Only Strip - 0.04%
Fannie Mae Interest Only Strip
6.000%, 06/1/2036	$64,106	$12,356
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $11,525)		$12,356

OTHER MORTGAGE RELATED SECURITIES - 0.96%
Near Prime Mortgage - 0.86%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.660%, 10/25/2035	$256,069	$256,721
Sub-Prime Mortgages - 0.10%
Structured Asset Investment Loan Trust
Series A3, 0.925%, 07/25/2035	31,926	31,128
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $249,981)		$287,849

US GOVERNMENTS - 38.49%
Sovereign - 38.49%
United States Treasury Note
4.250%, 08/15/2014	60,000	$61,528
4.500%, 02/15/2016	4,895,000	5,318,339
3.375%, 11/15/2019	3,995,000	4,297,122
2.000%, 11/15/2021	1,590,000	1,517,580
2.000%, 02/15/2023	400,000	371,063
TOTAL US GOVERNMENTS (Cost $11,839,689)		$11,565,632

	Shares	Value
COMMON STOCKS - 0.10%
Paper & Forest Products - 0.09%
Resolute Forest Products, Inc. (a)	1,772	$28,387
Semiconductors - 0.01%
MagnaChip Semiconductor Corp. (a)	97	1,892
TOTAL COMMON STOCKS (Cost $24,407)		$30,279

PREFERRED STOCKS - 1.62%
Banks & Thrifts - 0.87%
Ally Financial, Inc., 8.500%	9,800	$263,130
Technology Hardware & Equipment - 0.75%
Pitney Bowes International Holdings, Inc., 6.125% (b)	215	224,688
TOTAL PREFERRED STOCKS (Cost $446,565)		$487,818

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.51%
Student Loan - 1.51%
National Collegiate Student Loan Trust
Series A-4, 0.470%, 10/25/2033	$400,000	$212,968
SLM Student Loan Trust
Series 2007-A, 0.483%, 12/15/2041	300,000	240,013
TOTAL ASSET BACKED SECURITIES (Cost $432,013)		$452,981

CORPORATE BONDS - 52.75%
Advertising - 0.68%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$195,000	$203,044
Banks & Thrifts - 13.70%
Ally Financial, Inc.
6.750%, 12/1/2014	350,000	366,625
6.750%, 12/1/2014	325,000	340,031
Citigroup, Inc.
6.125%, 11/21/2017	500,000	576,354
Fifth Third Bancorp
8.250%, 03/1/2038	65,000	86,541
First Horizon National Corp.
5.375%, 12/15/2015	230,000	247,230
JP Morgan Chase & Co.
7.900%, Perpetual	1,025,000	1,130,062
National City Corp.
4.900%, 01/15/2015	245,000	256,116
Regions Financial Corp.
5.750%,06/15/2015	510,000	543,417
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	245,000	298,402
USB Capital IX
6.189%, Perpetual	350,000	271,250
		4,116,028
Building Materials - 2.93%
CRH America, Inc.
6.000%, 09/30/2016	90,000	100,541
Masco Corp.
6.125%, 10/3/2016	390,000	436,800
Mohawk Industries, Inc.
6.625%, 01/15/2016	75,000	82,125
Owens Corning
6.500%, 12/1/2016	100,000	110,969
USG Corp.
6.300%, 11/15/2016	140,000	150,150
		880,585
Commercial Services & Supplies - 0.90%
The ADT Corp.
3.500%, 07/15/2022	310,000	269,840
Computers & Peripherals - 1.72%
Apple, Inc.
2.400%, 05/3/2023	575,000	517,046
Diversified Financial Services - 3.38%
American International Group, Inc.
6.400%, 12/15/2020	485,000	573,203
Bank of America Corp.
3.750%, 07/12/2016	415,000	441,193
		1,014,396
Electric Utilities - 8.75%
Ameren Corp.
8.875%, 05/15/2014	120,000	123,441
Arizona Public Service Co.
8.750%, 03/1/2019	435,000	552,880
Commonwealth Edison Co.
Series 104, 5.950%, 08/15/2016	110,000	122,981

FirstEnergy Corp.
7.375%, 11/15/2031	350,000	380,305
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	505,000	561,181
Nisource Finance Corp.
5.250%, 09/15/2017	65,000	71,771
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	465,000	490,578
7.000%, 09/1/2022	120,000	143,159
PPL Energy Supply LLC
6.500%, 05/1/2018	165,000	183,545
		2,629,841
Energy - 0.81%
Valero Energy Corp.
9.375%, 03/15/2019	190,000	244,869
Energy Equipment & Services - 2.28%
Transocean, Inc.
4.950%, 11/15/2015	640,000	685,594
Equipment - 0.31%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	85,997	93,951
Food, Beverage & Tobacco - 1.44%
Altria Group, Inc.
9.700%, 11/10/2018	43,000	56,519
Pilgrims Pride Corp.
7.875%, 12/15/2018	140,000	152,600
Tyson Foods, Inc.
6.850%, 04/1/2016	200,000	223,251
		432,370
Forest Products & Paper - 1.09%
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (b)	300,000	328,500
Healthcare Providers & Services - 0.77%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	240,000	232,474
Homebuilders - 3.25%
Centex Corp.
6.500%, 05/1/2016	155,000	171,081
Lennar Corp.
5.600%, 05/31/2015	505,000	530,250
Toll Brothers Finance Corp.
5.150%, 05/15/2015	160,000	167,000
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)(d)	745,000	108,025
		976,356
Insurance - 3.11%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	151,527
5.875%, 08/15/2020	235,000	267,907
ING US, Inc.
5.500%, 07/15/2022	355,000	386,059
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	120,000	129,617
		935,110
Media - 0.96%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	265,000	287,845

Metals & Mining - 0.69%
ArcelorMittal SA
6.000%, 03/1/2021	195,000	206,700
Oil & Gas - 4.11%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	510,000	568,173
Chesapeake Energy Corp.
6.625%, 08/15/2020	545,000	609,038
El Paso Corp.
7.000%, 06/15/2017	50,000	56,532
		1,233,743
Pharmaceutical - 0.75%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (b)	205,000	225,244
Telecommunications - 0.80%
Telecom Italia Capital SA
6.999%, 06/4/2018	140,000	155,050
Telefonica Emisiones SAU
5.462%, 02/16/2021	80,000	84,411
		239,461
Utilities - 0.32%
Edison Mission Energy
7.000%, 05/15/2017 (d)	125,000	94,688
TOTAL CORPORATE BONDS (Cost $15,598,440)		$15,847,685

	Contracts	Value
WARRANTS - 0.01%
Semiconductors - 0.01%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97 (a)(c)	3,900	$1,823
TOTAL WARRANTS (Cost $0)		$1,823

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 3.53%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/13), due 01/02/14, 0.00%
[Collateralized by $1,190,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $1,085,840)] (proceeds $1,060,896).	$1,060,896	$1,060,896
TOTAL REPURCHASE AGREEMENTS (Cost $1,060,896)		$1,060,896

Total Investments (Cost $29,663,516) - 99.01%		$29,747,319
Other Assets in Excess of Liabilites - 0.99%		296,913
TOTAL NET ASSETS - 100.00%		$30,044,232

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $1,447,638, which represents 4.82% of total net assets.
(c) The prices for these securities were derived from an estimtae of fair market value using methods approved by the Fund's Board of Trustees. These securities represent
$1,823 or 0.01% of the Fund's net assets and are classified as Level 2. See Note 2 in the Notes to Schedule of Investments.
(d) In default.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2013 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 0.69%
Fannie Mae Interest Only Strip - 0.69%
5.500%, 01/1/2036	$2,029,312	$372,429
6.000%, 06/1/2036	2,602,173	501,551
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $983,198)		$873,980

OTHER MORTGAGE RELATED SECURITIES - 5.32%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.777%, 10/25/2036	$17,544	$16,755
Near Prime Mortgage - 3.33%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.660%, 10/25/2035	3,339,050	3,347,552
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.480%, 03/20/2036	1,096,030	869,542
		4,217,094
Sub-Prime Mortgages - 1.98%
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.335%, 04/25/2036	1,782,522	1,679,738
Structured Asset Investment Loan Trust
Series A3, 0.925%, 07/25/2035	849,057	827,813
		2,507,551
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $6,398,351)		$6,741,400

US GOVERNMENTS - 5.94%
Sovereign - 5.94%
United States Treasury Bond
4.750%, 02/15/2037	$1,535,000	$1,765,970
United States Treasury Note
2.000%, 02/15/2023	6,205,000	5,756,105
TOTAL US GOVERNMENTS (Cost $7,456,038)		$7,522,075

	Shares	Value
COMMON STOCKS - 0.46%
Paper & Forest Products - 0.43%
Resolute Forest Products, Inc. (a)	34,174	$547,468
Semiconductors - 0.03%
MagnaChip Semiconductor Corp. (a)	2,010	39,195
TOTAL COMMON STOCKS (Cost $3,375,523)		$586,663

PREFERRED STOCKS - 4.10%
Banks & Thrifts - 2.68%
Ally Financial, Inc., 8.500%	126,200	$3,388,470
Technology Hardware & Equipment - 1.42%
Pitney Bowes International Holdings, Inc., 6.125% (a)(b)	1,720	1,797,508
TOTAL PREFERRED STOCKS (Cost $4,597,410)		$5,185,978

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.30%
Student Loan - 4.30%
National Collegiate Student Loan Trust
Series A-4, 0.470%, 10/25/2033	$1,500,000	$798,631
SLM Student Loan Trust
Series 2004-B, 0.673%, 09/15/2033	1,500,000	1,231,538
Series 2005-A, 0.553%, 12/15/2038	1,865,000	1,541,984
Series 2006-A, 0.533%, 06/15/2039	2,200,000	1,869,894
TOTAL ASSET BACKED SECURITIES (Cost $5,646,058)		$5,442,047

CORPORATE BONDS - 78.02%
Advertising - 3.22%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$3,920,000	$4,081,700
Banks & Thrifts - 13.63%
Ally Financial, Inc.
6.750%, 12/1/2014	3,041,000	3,185,447
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,913,342
JP Morgan Chase & Co.
7.900%, Perpetual	5,620,000	6,196,050
Regions Financial Corp.
5.750%, 06/15/2015	3,890,000	4,144,888
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,826,954
		17,266,681
Building Materials - 9.64%
CRH America, Inc.
6.000%, 09/30/2016	1,915,000	2,139,288
Masco Corp.
6.125%, 10/3/2016	4,040,000	4,524,800
Mohawk Industries, Inc.
6.375%, 01/15/2016	1,570,000	1,719,150
Owens Corning
6.500%, 12/1/2016	750,000	832,267
USG Corp.
6.300%, 11/15/2016	2,790,000	2,992,275
		12,207,780
Commercial Services & Supplies - 1.13%
The ADT Corp.
3.500%, 07/15/2022	1,640,000	1,427,541
Diversified Financial Services - 2.60%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,291,483
Electric Utilities - 9.84%
EDP Finance BV
4.900%, 10/1/2019 (b)	4,450,000	4,527,875
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,292,007
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (b)	3,275,000	3,639,344
		12,459,226

Energy - 1.36%
Valero Energy Corp.
9.375%, 03/15/2019	1,340,000	1,726,972
Food, Beverage & Tobacco - 5.61%
Pilgrims Pride Corp.
7.875%, 12/15/2018	1,790,000	1,951,100
Tyson Foods, Inc.
6.850%, 04/1/2016	4,615,000	5,151,526
		7,102,626
Forest Products & Paper - 1.58%
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (b)	1,825,000	1,998,375
Healthcare Providers & Services - 0.96%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	1,250,000	1,210,802
Homebuilders - 9.97%
Centex Corp.
6.500%, 05/1/2016	2,695,000	2,974,606
Lennar Corp.
5.600%, 05/31/2015	4,275,000	4,488,750
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,420,281
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (b)(d)	5,140,000	745,300
		12,628,937
Insurance - 5.27%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	2,060,760
5.875%, 08/15/2020	1,250,000	1,425,039
ING US, Inc.
5.500%, 07/15/2022	2,220,000	2,414,232
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	714,000	771,220
		6,671,251
Media - 1.31%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,525,000	1,656,466
Metals & Mining - 1.05%
ArcelorMittal SA
6.000%, 03/1/2021	1,255,000	1,330,300
Oil & Gas - 4.06%
Chesapeake Energy Corp.
6.625%, 08/15/2020	3,555,000	3,972,713
El Paso Corp.
7.000%, 06/15/2017	1,035,000	1,170,209
		5,142,922
Pharmaceutical - 1.13%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (b)	1,300,000	1,428,375
Retail - 2.44%
Marks & Spencer Plc
7.125%, 12/1/2037 (b)	2,975,000	3,092,768

Telecommunications - 1.89%
Telecom Italia Capital SA
6.999%, 06/4/2018	840,000	930,300
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,390,000	1,466,649
		2,396,949
Utilities - 1.33%
Edison Mission Energy
7.000%, 05/15/2017 (d)	2,230,000	1,689,225
TOTAL CORPORATE BONDS (Cost $89,676,564)		$98,810,379

	Contracts	Value
WARRANTS - 0.03%
Semiconductors - 0.03%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: 1.97 (a)(c)	80,400	$37,587
TOTAL WARRANTS (Cost $863,485)		$37,587

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.83%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/13), due 01/02/14, 0.00%
[Collateralized by $1,185,000 Fannie Mae Bond, 2.08%, 11/02/22,
(Market Value $1,081,278)] (proceeds $1,058,872).	$1,058,872	$1,058,872
TOTAL REPURCHASE AGREEMENTS (Cost $1,058,872)		$1,058,872

Total Investments (Cost $120,055,499) - 99.69%		$126,258,981
Other Assets in Excess of Liabilites - 0.31%		396,767
TOTAL NET ASSETS - 100.00%		$126,655,748

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security was purchased exempt from registration in the U.S pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $17,229,545, which represents 13.60% of total net assets.
(c) The prices for these securities were derived from an estiamte of fair market value using methods approved by the Fund's Board of Trustees. These securities represent
$37,587 or 0.03% of the Fund's net assets and are classified as Level 2. See Note 2 in the Notes to Schedule of Investments.
(d) In default.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2013 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2013 for the Brandes International Equity Fund ("International Fund"), Brandes Global Equity Fund ("Global Fund"), Brandes Emerging Markets Fund ("Emerging Markets Fund"), Brandes International Small Cap Fund ("International Small Cap Fund"), Brandes Core Plus Fixed Income Fund ("Core Plus Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		International Fund	Global Fund	Emerging Markets Fund	International Small Cap Fund	Core Plus Fund	Credit Focus Yield Fund	SMART Fund
	Cost of Investments	$430,809,220	$35,242,094	$577,638,145	$144,706,599	$30,577,739	$29,663,516	$120,055,499
	Gross unrealized appreciation	$68,330,113	$9,114,925	$47,313,821	$25,275,625	$1,810,400	$568,636	$11,380,127
	Gross unrealized depreciation	(43,141,888)	(678,630)	(51,852,491)	(6,653,906)	(621,490)	(484,833)	(5,176,645)
	Net unrealized appreciation/(depreciation)	$25,188,225	$8,436,295	$(4,538,670)	$18,621,719	$1,188,910	$83,803	$6,203,482

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy if significant observable inputs are used.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2013, the International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $380,336,939, $25,600,019, $283,472,108, $75,869,245, $0, $0 and $0 that represent 81.60%, 58.17%, 49.38%, 47.58%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than short-term investments) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate. Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Valuation methodologies used to fair value such securities in the Fund's portfolios as of December 31, 2013 include conversion value and correlation to similar securities. Additionally, warrants are fair valued by the Valuation Committee based on intrinsic value, which is derived by calculating the difference between the underlying equity security's price and the strike price of the warrant, including the affect of any relevant conversion ratios. The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of December 31, 2013, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Fund
Equities
Consumer Discretionary	$-	$44,301,750	$-	$44,301,750
Consumer Staples	-	43,275,401	-	43,275,401
Energy	6,690,909	38,550,355	-	45,241,264
Financials	6,132,455	79,221,212	-	85,353,667
Health Care	-	51,422,484	-	51,422,484
Industrials	-	10,805,760	-	10,805,760
Information Technology	9,208,283	21,822,329	-	31,030,612
Materials	4,257,948	20,275,303		24,533,251
Telecommunication Services	12,988,620	47,343,237	-	60,331,857
Utilities	2,239,910	23,319,108	-	25,559,018
Total Equities	41,518,125	380,336,939	-	421,855,064
Preferred Stocks
Energy	6,718,472	-	-	6,718,472
Telecommunication Services	3,228,249	-	-	3,228,249
Total Preferred Stocks	9,946,721	-	-	9,946,721
Repurchase Agreements	-	24,195,660	-	24,195,660
Total Investments in Securities	$51,464,846	$404,532,599	$-	$455,997,445

Global Fund
Equities
Consumer Discretionary	$685,396	$3,958,106	$-	$4,643,502
Consumer Staples	811,983	3,787,882	-	4,599,865
Energy	1,367,958	3,010,233	-	4,378,191
Financials	4,660,655	3,687,598	-	8,348,253
Health Care	2,090,634	3,806,484	-	5,897,118
Industrials	478,170	-	-	478,170
Information Technology	4,449,568	1,784,393	-	6,233,961
Materials	-	937,810	-	937,810
Telecommunication Services	1,030,125	3,458,969	-	4,489,094
Utilities	427,832	1,168,544	-	1,596,376
Total Equities	16,002,321	25,600,019	-	41,602,340
Preferred Stocks
Energy	634,461	-	-	634,461
Total Preferred Stocks	634,461	-	-	634,461
Repurchase Agreements	-	1,441,588	-	1,441,588
Total Investments in Securities	$16,636,782	$27,041,607	$-	$43,678,389

Emerging Markets Fund
Equities
Consumer Discretionary	$6,640,048	$46,259,422	$-	$52,899,470
Consumer Staples	29,033,544	394,903	-	29,428,447
Energy	28,409,388	9,494,432	-	37,903,820
Financials	40,368,002	76,758,919	-	117,126,921
Health Care	3,130,047	2,390,567	-	5,520,614
Industrials	20,259,599	4,605,610	-	24,865,209
Information Technology	16,373,267	22,644,404	-	39,017,671
Materials	20,327,137	47,742,343	-	68,069,480
Telecommunication Services	35,075,877	27,805,077	-	62,880,954
Utilities	9,340,368	21,246,822	-	30,587,190
Total Equities	208,957,277	259,342,499	-	468,299,776
Participatory Notes
Materials	-	6,981,412	-	6,981,412

	Telecommunication Services	-	7,589,264	-	7,589,264
	Total Participatory Notes	-	14,570,676	-	14,570,676
	Preferred Stocks
	Consumer Discretionary	-	11,038,620	-	11,038,620
	Energy	22,914,806	-	-	22,914,806
	Telecommunication Services	11,435,240	-	-	11,435,240
	Utilities	4,718,837	-	-	4,718,837
	Total Preferred Stocks	39,068,883	11,038,620	-	50,107,503
	Real Estate Investment Trusts	11,416,497	-	-	11,416,497
	Convertible Bonds	-	1,398,737	-	1,398,737
	Repurchase Agreements	-	27,306,284	-	27,306,284
	Short Term Investments	2	-	-	2
	Total Investments in Securities	$259,442,659	$313,656,816	$-	$573,099,475

International Small Cap Fund
	Equities
	Consumer Discretionary	$17,933,408	$18,136,993	$-	$36,070,401
	Consumer Staples	16,742,931	2,272,086	-	19,015,017
	Financials	3,653,866	4,540,035	-	8,193,901
	Health Care	9,129,406	6,569,979	-	15,699,385
	Industrials	3,631,011	17,460,678	-	21,091,689
	Information Technology	7,002,050	8,671,911	-	15,673,961
	Materials	2,539,587	6,517,758	-	9,057,345
	Telecommunication Services	1,491,946	5,243,115	-	6,735,061
	Utilities	1,513,868	6,925,185	-	8,439,053
	Total Equities	63,638,073	76,337,740	-	139,975,813
	Preferred Stocks
	Materials	-	2,217,197	-	2,217,197
	Telecommunication Services	455,491	-	-	455,491
	Total Preferred Stocks	455,491	2,217,197	-	2,672,688
	Real Estate Investment Trusts	2,624,530	-	-	2,624,530
	Convertible Bonds	-	481,533	-	481,533
	Corporate Bonds	-	684,740	-	684,740
	Repurchase Agreements	-	16,889,014	-	16,889,014
	Total Investments in Securities	$66,718,094	$96,610,224	$-	$163,328,318

Core Plus Fund
	Equities*	$11,499	$-	$-	$11,499
	Preferred Stocks	209,430	177,660		387,090
	Asset Backed Securities	-	-	1,309,072	1,309,072
	Corporate Bonds		13,277,937		13,277,937
	Government Securities	-	11,677,596	-	11,677,596
	Mortgage Backed Securities	-	4,125,082	95,476	4,220,558
	Warrants	-	406	-	406
	Repurchase Agreements	-	882,491	-	882,491
	Total Investments in Securities	$220,929	$30,141,172	$1,404,548	$31,766,649

Credit Focus Yield Fund
	Equities*	$30,279	$-	$-	$30,279
	Preferred Stocks	263,130	224,688		487,818
	Asset Backed Securities	-	-	452,981	452,981
	Corporate Bonds		15,847,685		15,847,685
	Government Securities	-	11,565,632	-	11,565,632
	Mortgage Backed Securities	-	287,849	12,356	300,205
	Warrants	-	1,823	-	1,823
	Repurchase Agreements	-	1,060,896	-	1,060,896
	Total Investments in Securities	$293,409	$28,988,573	$465,337	$29,747,319

SMART Fund
	Equities*	$586,663	$-	$-	$586,663
	Preferred Stocks	3,388,470	1,797,508		5,185,978
	Asset Backed Securities	-	-	5,442,047	5,442,047
	Corporate Bonds	-	98,810,379	-	98,810,379
	Government Securities	-	7,522,075	-	7,522,075
	Mortgage Backed Securities	-	6,741,400	873,980	7,615,380
	Warrants	-	37,587	-	37,587
	Repurchase Agreements	-	1,058,872	-	1,058,872
	Total Investments in Securities	$3,975,133	$115,967,821	$6,316,027	$126,258,981

*See the Schedule of Investments for the equity investments detailed by industry classification.

Below are the transfers into or out of Levels 1 and 2 during the quarter ended December 31, 2013:

Emerging Markets Fund
	Transfers into Level 1	$7,911,748

		Transfers out of Level 1		11,884,707
		Net Transfers in and/(out) of Level 1		$(3,972,959)

		Transfers into Level 2		$11,884,707
		Transfers out of Level 2		7,911,748
		Net Transfers in and/(out) of Level 2		$3,972,959

	International Small Cap Equity Fund
		Transfers into Level 1		$8,973,539
		Transfers out of Level 1		4,998,694
		Net Transfers in and/(out) of Level 1		$3,974,845

		Transfers into Level 2		$4,998,694
		Transfers out of Level 2		8,973,539
		Net Transfers in and/(out) of Level 2		$(3,974,845)

	There were no transfers into or out of Levels 1 or 2 during the period presented for the International Equity Fund, Global Equity Fund, Core Plus Fixed Income Fund, Credit Focus Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on December 31, 2013. The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on on a stock exchange on December 31, 2013.

There were no Level 3 securities in the International, Global Equity, Emerging Markets and International Small Cap Funds at the beginning of the period presented or during the period presented. Below is a reconciliation that details the activity of securities in Level 3 in the Core Plus, Credit Focus, and SMART Funds during the period ended December 31, 2013:

					Core Plus Fund	Credit Focus Fund	SMART Fund
		Beginning Balance - October 1, 2013			$1,285,702	$408,796	$5,911,188
		Purchases			-	-	-
		Sales			-	-	-
		Transfers in to level 3			-	-	-
		Transfers out of level 3			-	-	-
		Realized gains/(losses), net			-	-	-
		Change in unrealized gains (losses)			118,846	56,541	404,839
		Ending Balance - December 31, 2013			$1,404,548	$465,337	$6,316,027

	The following table presents information about unobservable inputs related to the Trust’s categories of Level 3 investments as of December 31, 2013.

			Fair Value at 12/31/13	Valuation Techniques	Unobservable Inputs		Ranges
		Student Loans	$7,204,100	Consensus pricing	Third party inputs Prepayment speeds		N/A 2-4%

		Federal & Federally Sponsored Credits	$981,812	Consensus pricing	Third party inputs		N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant/significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Student Loans & Federal & Federally Sponsored Credits
At regular intervals the above unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are compared to historical averages and general sector trends are taken into account. In general, an increase in the discount rate, default rates, loss severity and delinquencies, in isolation, would result in a decrease in the fair value measurement. In addition, an increase in default rates would generally be accompanied by a decrease in recovery rates, slower prepayment rates and an increase in liquidity spreads. For each of the individual relationships described above, the inverse relationship would also generally apply.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of December 31, 2013, the International Equity Fund, Global Equity Fund, Emerging Markets Fund, International Small Cap Equity Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan.

4)	Participatory Notes

The International, Global, Emerging Markets and International Small Cap Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them. The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty. During the quarter ended December 31, 2013, the Funds did not make any counterparty credit risk valuation adjustments.

The International, Global and International Small Cap Funds did not invest in any participatory notes at or during the period ended December 31, 2013. The Emerging Markets Fund invested in two participatory notes with HSBC Bank Plc in which HSBC Bank Plc is an investment vehicle used to purchase the underlying securities: Etihad Etisalat Co. and Saudi Basic Industries Corp. The average monthly market value of these securities was $7,166,573 and $6,669,336 during the quarter ended December 31, 2013, respectively. As a result of the investments in the participation notes, the Emerging Markets Fund recognized a net unrealized gain of $2,311,660 and no realized gain (loss) on Etihad Etisalat Co. and a net unrealized gain of $1,179,006 and no realized gain (loss) on Saudi Basic Industries Corp. The market value of the securities on December 31, 2013 was $7,589,264 and $6,981,412, respectively, and can be found in the Emerging Market Fund’s Schedule of Investments.

5)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title  /s/ Jeff Busby
                                          Jeff Busby, President

Date  February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date  February 25, 2014

By (Signature and Title)*  /s/ Gary Iwamura
                                              Gary Iwamura, Treasurer

Date  February 25, 2014

* Print the name and title of each signing officer under his or her signature.